UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:  28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James J. Murchie
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Title:      President & CEO
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Phone:      203-349-8233
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Signature, Place, and Date of Signing:

   /s/ JAMES J. MURCHIE               Westport, CT             02/01/11
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          [Signature]                [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
                                      None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     53
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Form 13F Information Table Value Total:     $ 697,511
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

EIP All Accounts
As-of 09-30-10

                                                                  MARKET VALUE $      SHARES /    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                   TITLE OF CLASS        CUSIP        (X 1000)         QUANTITY     DISCRETION   MANAGERS   AUTHORITY
--------------                  ----------------     ---------    --------------     ----------   ----------   --------   ---------
Amerigas Partners L P           Unit L P Int         030975106          11,059          226,570      SOLE        NONE       SOLE
Buckeye Partners L P            Unit LP Partn        118230101          36,451          545,435      SOLE        NONE       SOLE
Duncan Energy Partners LP       Com Units            265026104          12,300          383,305      SOLE        NONE       SOLE
El Paso Pipeline Partners L     Com Unit LPI         283702108          18,509          553,347      SOLE        NONE       SOLE
Enterprise Prods Partners L     Com                  293792107          59,253        1,424,013      SOLE        NONE       SOLE
Holly Energy Partners L P       Com Ut Ltd Ptn       435763107          20,407          400,835      SOLE        NONE       SOLE
Inergy LP                       Unit Ltd Ptnr        456615103           6,383          162,674      SOLE        NONE       SOLE
ITC Hldgs Corp                  Com                  465685105           4,138           66,760      SOLE        NONE       SOLE
Kinder Morgan Energy Partner    Ut Ltd Partner       494550106          14,457          205,771      SOLE        NONE       SOLE
Magellan Midstream PRTNRS LP    Com Unit RP LP       559080106          56,950        1,007,965      SOLE        NONE       SOLE
Niska Gas Storage Partners-L    Unit Ltd Liabi       654678101           5,615          281,470      SOLE        NONE       SOLE
Oneok Inc New                   Com                  682680103          21,317          384,297      SOLE        NONE       SOLE
Penn VA Resources Partners L    Com                  707884102           4,281          151,166      SOLE        NONE       SOLE
Plains All Amern Pipeline L     Unit Ltd Ptr         726503105          37,983          604,928      SOLE        NONE       SOLE
Public SVC Enterprise Group     Com                  744573106           1,063           33,418      SOLE        NONE       SOLE
Sempra Energy                   Com                  816851109             709           13,519      SOLE        NONE       SOLE
Southern Co                     Com                  842587107             576           15,078      SOLE        NONE       SOLE
Southern Un Co New              Com                  844030106           1,030           42,798      SOLE        NONE       SOLE
Spectra Energy Corp             Com                  847560109           4,913          196,601      SOLE        NONE       SOLE
Suburban Propane Partners L     Unit Ltd Partn       864482104           1,217           21,700      SOLE        NONE       SOLE
UGI Corp New                    Com                  902681105          17,399          550,962      SOLE        NONE       SOLE
Western Gas Partners LP         Com Unit LP IN       958254104           3,203          105,700      SOLE        NONE       SOLE
Williams Cos Inc Del            Com                  969457100          28,880        1,168,272      SOLE        NONE       SOLE
Alliance Holdings GP LP         Com Units LP         01861G100           2,473           51,522      SOLE        NONE       SOLE
Alliance Res Partner L P        Ut Ltd Part          01877R108           8,350          126,980      SOLE        NONE       SOLE
Chesapeake Midstream Partners   Unit 99/99/9999      16524K108           2,573           89,440      SOLE        NONE       SOLE
Dominion Res Inc VA New         Com                  25746U109             766           17,933      SOLE        NONE       SOLE
EV Energy Partners LP           Com Units            26926V107           2,078           52,942      SOLE        NONE       SOLE
El Paso Corp                    Com                  28336L109           3,962          287,900      SOLE        NONE       SOLE
Enbridge Inc.                   Com                  29250N105          14,043          248,984      SOLE        NONE       SOLE
Enbridge Energy Partners L P    Com                  29250R106          13,115          210,247      SOLE        NONE       SOLE
Enbridge Energy Management L    Shs Units LLI        29250X103          11,625          182,061      SOLE        NONE       SOLE
Encore Energy Partners LP       Com Unit             29257A106             170            7,582      SOLE        NONE       SOLE
Energy Transfer Prtnrs L P      Unit Ltd Ptr         29273R109          11,138          214,944      SOLE        NONE       SOLE
Energy Transfer Equity L P      Com Ut Ltd Ptn       29273V100          23,967          613,432      SOLE        NONE       SOLE
Exxon Mobil Corp                Com                  30231G102           3,280           44,851      SOLE        NONE       SOLE
Global Partners LP              Com Units            37946R109           9,025          329,367      SOLE        NONE       SOLE
Kinder Morgan Management LLC    Shs                  49455U100          28,993          433,503      SOLE        NONE       SOLE
MLP & Strategic Equity FD IN    Com                  55312N106           1,304           74,000      SOLE        NONE       SOLE
NGP Cap Res Co                  Com                  62912R107             176           19,091      SOLE        NONE       SOLE
Natural Resource Partners L     Com Unit L P         63900P103          11,058          333,061      SOLE        NONE       SOLE
NextEra Energy Inc              Com                  65339F101           1,416           27,239      SOLE        NONE       SOLE
Nustar Energy LP                Unit Com             67058H102          31,032          446,627      SOLE        NONE       SOLE
Nustar GP Holdings LLC          Unit Rstg LLC        67059L102          18,494          509,064      SOLE        NONE       SOLE
Oneok Partners LP               Unit Ltd Ptr         68268N103          27,408          344,760      SOLE        NONE       SOLE
Penn VA GP HLDGS L P            Com Unit R Lim       70788P105          13,450          511,013      SOLE        NONE       SOLE
Spectra Energy Partners LP      Com                  84756N109           4,866          148,123      SOLE        NONE       SOLE
Sunoco Logistics PRTNRS L P     Com Units            86764L108          23,420          280,179      SOLE        NONE       SOLE
TC Pipelines LP                 Ut Com Ltd Prt       87233Q108          13,142          252,726      SOLE        NONE       SOLE
Transcanada Corp                Com                  89353D107          10,694          281,120      SOLE        NONE       SOLE
Transmontaigne Partners L P     Com Unit L P         89376V100          12,242          336,231      SOLE        NONE       SOLE
Williams Partners L P           Com Unit L P         96950F104          13,674          293,113      SOLE        NONE       SOLE
Teekay LNG Partners L P         Prtnrsp Units        Y8564M105          11,483          302,255      SOLE        NONE       SOLE

                                                       Total           697,511